Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity
2
2
. S
tockholders’ equity
As of December 31, 2021, the Company’s authorized share capital consisted of 400,000,000 shares of common stock and 40,000,000 shares of preferred stock, each at par value of $0.01 per share. There were 77,180,429 shares of common stock issued and outstanding and no shares of preferred stock issued and outstanding at December 31, 2021. Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding preferred stock, holders of common stock are entitled to receive ratably all dividends, if any, declared by our board of directors out of funds legally available for dividends. Agreements governing our indebtedness impose restrictions on us, including, among other things, limiting our ability to pay dividends out of operating revenues generated by the vessels securing such indebtedness, redeem any shares or make any other payment to our equity holders, if there is a default under such agreements.
Holders of common stock do not have conversion, redemption or preemptive rights to subscribe to any of our securities. The rights, preferences and privileges of holders of common stock are subject to the rights of the holders of any preferred stock which we may issue in the future.